Ordinary Shares - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended
	Apr. 29, 2011	Nov. 20, 2008	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Class of Stock [Line Items]
Approved program, issued and outstanding shares authorized for repurchase, maximum value		$ 10,000,000
Stock repurchase program, additional authorized amount, value	10,000,000
Repurchase of ordinary shares			93,000	993,000	8,138,000
Ordinary shares
Class of Stock [Line Items]
Repurchase of ordinary shares, shares			67,100	1,285,464	9,223,188
Repurchase of ordinary shares					$ 1,000